Loans and Notes (Details) - Part-4 - USD ($)				3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 28, 2023	Feb. 28, 2023	Aug. 15, 2022	Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2024		Mar. 31, 2023	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Jun. 14, 2023	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Nov. 13, 2020
Loans and Notes [Line Items]
Per share of common stock (in Dollars per share)														$ 0.1
Accredited investors shares (in Shares)			7,585						4,175,889
Per share of common stock (in Dollars per share)				$ 0.0007	[1]		$ 0.0007	[1]		$ 0.0007	[1]			0.00001
Convertible notes				$ 1,782,710			$ 1,782,710
Accrued interest				28,360			$ 28,360
Shares of common stock (in Shares)							2,822,472
Outstanding principal amount	$ 1,000,000
Redemption premium							$ 284,790
Repaid of principal balance													$ 3,367,290		$ 3,367,290
Amortization of debt discount amount							358,284		$ 1,023,331	$ 1,290,050		$ 1,266,861
Unamortized discounts						$ 999,904			999,904
Converted shares of common stock (in Shares)										327,523
Interest expenses loan amount				2,572		8,220	72,014		50,060	$ 95,242		341,609
Securities Purchase Agreement [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share)		$ 0.25
Interest rate		4.00%
Per share of common stock (in Dollars per share)		$ 1.6204
Conversion price percentage		93.00%
Related Parties [Member]
Loans and Notes [Line Items]
Accredited investors shares (in Shares)			5,047
YA II PN Ltd [Member]
Loans and Notes [Line Items]
Principal amount				1,100,000			1,100,000			1,100,000
Convertible amount				$ 3,500,000			$ 3,500,000			$ 3,500,000
Aggregate percentage traded on primary market							25.00%			25.00%
Conversion of common stock (in Shares)							49,370
Securities Purchase Agreement [Member]
Loans and Notes [Line Items]
Debt instrument, term		12 years
Triggered Principal Amount [Member]
Loans and Notes [Line Items]
Triggered Principal Amount	7.00%
Unsecured Convertible Notes [Member]
Loans and Notes [Line Items]
Accrued interest										$ 28,953
Convertible Notes Payable [Member]
Loans and Notes [Line Items]
Principal amount										5,500,000
Interest rate				4.00%			4.00%
Convertible amount										$ 350,000
Accredited investors shares (in Shares)			12,460
Debt instrument, term										12 months
Shares of common stock (in Shares)							40,322
Interest expenses loan amount							$ 66,672			$ 85,184		340,277
Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Loans and Notes [Line Items]
Principal amount		$ 5,500,000
Purchase price percentage		92.00%
Convertible Notes Payable [Member] | Tranche One [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share)		$ 1.55
Per share of common stock (in Dollars per share)		$ 1.56
Convertible amount										2,000,000
Convertible Notes Payable [Member] | Tranche Two [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share)																$ 1.3
Per share of common stock (in Dollars per share)																$ 1.38
Convertible amount										3,500,000
Convertible Notes Payable [Member] | Tophill Loan Agreement 1 [Member]
Loans and Notes [Line Items]
Amortization of debt discount amount							$ 358,284			$ 293,395		0
Unamortized discounts						$ 0			$ 0			424,984
Convertible Notes Payable [Member] | Third Parties Accredited Investors [Member]
Loans and Notes [Line Items]
Principal amount																	$ 3,580,488	$ 3,580,488	$ 3,580,488	$ 3,580,488	$ 3,580,488	$ 3,580,488
Convertible Notes Payable [Member] | Seven Accredited Investors [Member]
Loans and Notes [Line Items]
Principal amount																	$ 2,437,574	$ 2,437,574	$ 2,437,574	$ 2,437,574	$ 2,437,574	$ 2,437,574
Convertible Notes Payable [Member] | Ten Accredited Investors [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share)				$ 6.9			$ 6.9			$ 6.9
Per share of common stock (in Dollars per share)				$ 5.48			$ 5.48			$ 5.48
Convertible amount			$ 6,018,062							$ 6,018,062
Accredited investors shares (in Shares)			872,183
Convertible Notes Payable [Member] | Related Parties Accredited Investors [Member]
Loans and Notes [Line Items]
Convertible amount			$ 2,437,574
Convertible Notes Payable [Member] | Related Parties [Member]
Loans and Notes [Line Items]
Accredited investors shares (in Shares)			353,272
Convertible Notes Payable [Member] | Accredited Investor [Member]
Loans and Notes [Line Items]
Principal amount																							$ 2,123,600
Conversion price (in Dollars per share)																							$ 4
Interest rate																							13.33%
Per share of common stock (in Dollars per share)																							$ 5.48
Convertible amount			$ 1,877,620							$ 4,791,716		1,831,324
Accredited investors shares (in Shares)			530,900
Unamortized discounts												$ 292,276
Convertible Notes Payable [Member] | Ten Accredited Investors [Member]
Loans and Notes [Line Items]
Interest rate				12.00%			12.00%			12.00%
Convertible Debt Securities [Member] | YA II PN Ltd [Member]
Loans and Notes [Line Items]
Conversion of common stock (in Shares)							3,455,894			3,455,894
Convertible Debentures [Member]
Loans and Notes [Line Items]
Principal amount				$ 440,000			$ 440,000			$ 440,000
Purchase discount percentage							8.00%			8.00%
IPO [Member]
Loans and Notes [Line Items]
Per share of common stock (in Dollars per share)														$ 0.1
IPO [Member] | Convertible Notes Payable [Member] | Ten Accredited Investors [Member]
Loans and Notes [Line Items]
Conversion price (in Dollars per share)				$ 6.9			$ 6.9			$ 6.9

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024